Debentures (Narrative) (Details) ₪ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands			1 Months Ended											12 Months Ended
	Mar. 14, 2017 ILS (₪)	Mar. 14, 2017 EUR (€)	Sep. 30, 2019	Sep. 25, 2019	Jul. 25, 2019 ILS (₪)	Jul. 25, 2019 EUR (€)	Jul. 17, 2019 EUR (€)	Jun. 30, 2019	Sep. 30, 2018	Jun. 19, 2014 ILS (₪)	Jun. 19, 2014 EUR (€)	Jan. 31, 2014 ILS (₪)	Jan. 31, 2014 EUR (€)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 EUR (€)	Jul. 25, 2019 EUR (€)	Nov. 14, 2017	Mar. 14, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Jun. 19, 2014 USD ($)	Jun. 19, 2014 ILS (₪) ₪ / shares	Jun. 19, 2014 EUR (€)	Jan. 31, 2014 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures																€ 51,343				€ 71,584
Net proceeds from offering															€ 22,317		€ 31,175
Interest rate																3.50%		3.50%	3.50%	3.50%
Equity																€ 76,957	77,500			€ 107,566				€ 84,371
Repayment of debentures value															€ 9,836	€ 4,668	€ 4,842
Ratio of equity								29.20%						31.60%	31.60%
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate																1.60%		1.60%	1.60%	1.60%
Ratio of equity								30.00%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate																3.50%		3.50%	3.50%	3.50%
Series A Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures																				€ 20,800							€ 17,115	€ 25,170
Gross proceeds from offering											€ 17,286		€ 24,490
Net proceeds from offering											€ 16,808		€ 24,059
Interest rate																									4.60%	4.60%	4.60%
Obligation to pay additional interest																									1.00%	1.00%	1.00%
Amount of distribution of equity | $																									$ 75,000
Percentage of distributable profit																									75.00%	75.00%	75.00%
Equity | $																		$ 55,000
Repayment date of debentures														Jan. 05, 2020	Jan. 05, 2020
Repayment of debentures value															€ 22,300
Principal repayment of debentures value															20,800
Accrued interest in repayment of debenture															10
Prepayment charge in repayment of debenture															€ 1,500
Series A Debentures [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of equity on consolidated basis																		20.00%	20.00%	20.00%
Series A Debentures [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of equity on consolidated basis																		65.00%	65.00%	65.00%
Series A Debentures [Member] | NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures | ₪												₪ 120,000														₪ 80,341
Debenture issued per unit price | ₪ / shares																										₪ 1,010
Gross proceeds from offering | ₪										₪ 81,144		116,760
Net proceeds from offering | ₪										₪ 78,900		₪ 114,700
Repayment of debentures value | ₪														₪ 85,900
Principal repayment of debentures value | ₪														80,100
Accrued interest in repayment of debenture | ₪														50
Prepayment charge in repayment of debenture | ₪														₪ 5,700
Series B Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures																							€ 31,700
Net proceeds from offering		€ 31,200
Interest rate	3.44%																						3.44%
Obligation to pay additional interest	0.50%																						0.50%
Equity | $																		$ 55,000
Debentures payable term	Series B Debentures is repayable in six (6) annual installments as follows: on June 30 of each of the years 2019-2022 (inclusive) 15% of the Principal shall be paid, and on June 30 of each of 2023-2024 (inclusive) 20% of the Principal shall be paid, and is not linked to the CPI or otherwise. The Series B Debentures initially bore a fixed interest at the rate of 3.44% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 of each of the years 2017 through June 30, 2024 (inclusive).	Series B Debentures is repayable in six (6) annual installments as follows: on June 30 of each of the years 2019-2022 (inclusive) 15% of the Principal shall be paid, and on June 30 of each of 2023-2024 (inclusive) 20% of the Principal shall be paid, and is not linked to the CPI or otherwise. The Series B Debentures initially bore a fixed interest at the rate of 3.44% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 of each of the years 2017 through June 30, 2024 (inclusive).
Increase in percentage of interest	0.50%	0.50%		0.50%
Increase in interest percentage due to security rating	1.75%	1.75%
Notional amount																				€ 21,452
Decrease in annual interest rate	1.00%	1.00%	0.50%
Series B Debentures [Member] | Net Financial Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of immediate repayment provision									60.00%
Percentage of interest increase provision									55.00%
Series B Debentures [Member] | Company's balance sheet [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of immediate repayment provision									25.00%
Percentage of interest increase provision									30.00%
Series B Debentures [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate																						0.25%
Series B Debentures [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate																						3.69%
Series B Debentures [Member] | NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures | ₪	₪ 123,232
Gross proceeds from offering | ₪	123,232
Net proceeds from offering | ₪	₪ 121,400
Notional amount | ₪																			₪ 83,232
Series C Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures							€ 22,690														€ 22,690
Net proceeds from offering						€ 22,317
Interest rate					3.30%		3.30%														3.30%
Equity																				50,000
Debentures payable term					Series C Debentures is repayable in five (5) unequal annual installments as follows: on June 30, 2021 10% of the principal shall be paid, on June 30 of each of the years 2022 and 2023, 15% of the principal shall be paid and on June 30 of each of the years 2024 and 2025, 30% of the principal shall be paid. The Series C Debentures bear a fixed interest at the rate of 3.3% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing December 31, 2019 through June 30, 2025 (inclusive).	Series C Debentures is repayable in five (5) unequal annual installments as follows: on June 30, 2021 10% of the principal shall be paid, on June 30 of each of the years 2022 and 2023, 15% of the principal shall be paid and on June 30 of each of the years 2024 and 2025, 30% of the principal shall be paid. The Series C Debentures bear a fixed interest at the rate of 3.3% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing December 31, 2019 through June 30, 2025 (inclusive).
Amount of immediate repayment provision																				€ 60,000
Series C Debentures [Member] | Net Financial Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of equity on consolidated basis																		60.00%	60.00%	60.00%
Percentage of immediate repayment provision					67.50%	67.50%
Percentage of interest increase provision					60.00%	60.00%
Series C Debentures [Member] | Company's balance sheet [Member]
Disclosure of detailed information about financial instruments [line items]
Equity																				€ 70,000
Series C Debentures [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate					0.25%																0.25%
Series C Debentures [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate					0.50%																0.50%
Series C Debentures [Member] | NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures					₪ 89,065		€ 89,065
Gross proceeds from offering					89,065		89,100
Net proceeds from offering					₪ 87,600		€ 1,600